Exempt Party-in-interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock	$ 2,321,276,526	$ 2,104,436,481
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares of common stock	2,895,363	3,102,202
Common stock	$ 453,993,043	$ 547,228,495
Dividends distributed as cash	$ 161,698